Note 14 - Investments in non-consolidated companies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of unconsolidated structured entities [line items]
Disclosure of unconsolidated structured entities [text block]
	Year ended December 31,
	2024	2023
At the beginning of the year	1,608,804	1,540,646
Translation differences	(47,840)	110,801
Equity in earnings of non-consolidated companies	8,548	79,411
Dividends and distributions declared	(71,212)	(69,216)
Acquisition of non-consolidated companies	-	22,661
Decrease due to step-acquisition	-	(23,453)
Increase / (decrease) in equity reserves and others	45,357	(52,046)
At the end of the year	1,543,657	1,608,804

Disclosure of detailed information about principal non-consolidated companies [text block]
		% ownership at December 31,		Book value at December 31,
Company	Country of incorporation	2024	2023	2024	2023
a) Ternium (*)	Luxembourg	11.46%	11.46%	1,377,911	1,430,616
b) Usiminas (**)	Brazil	3.96%	3.96%	102,812	123,654
c) Techgen	Mexico	22.00%	22.00%	59,782	53,556
Others				3,152	978
				1,543,657	1,608,804

(*) Including treasury shares.

(**) At December 31, 2024 and 2023, the voting rights were 6.76%.

Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Disclosure of detailed information about selected financial information [text block]
	Ternium
	2024	2023
Non-current assets	12,050,457	12,148,560
Current assets	11,078,090	12,030,544
Total assets	23,128,547	24,179,104
Non-current liabilities	3,157,819	3,566,643
Current liabilities	3,839,159	3,800,602
Total liabilities	6,996,978	7,367,245
Total equity	16,131,569	16,811,859
Non-controlling interests	4,163,383	4,393,264

Revenues	17,649,060	17,610,092
Gross profit	2,888,836	3,559,355
Net (loss) / income for the year attributable to shareholders' equity	(53,672)	676,043
Other comprehensive income	211,817	465,885
Total comprehensive income	158,145	1,141,928

Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Disclosure of detailed information about selected financial information [text block]
	Usiminas
	2024	2023
Non-current assets	3,623,996	4,591,763
Current assets	3,234,742	3,589,129
Total assets	6,858,738	8,180,892
Non-current liabilities	1,357,347	1,672,676
Current liabilities	772,412	1,139,031
Total liabilities	2,129,758	2,811,706
Total equity	4,728,980	5,369,186
Non-controlling interests	452,481	556,418

Revenues	4,800,787	5,531,985
Gross profit	308,043	357,845
Net (loss) / income for the year attributable to shareholders' equity	(27,084)	278,402
Other comprehensive income	31,564	(72,062)
Total comprehensive income	4,480	206,340